Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2020	December 31, 2019
Directors and officers of the Company	27	38
Related companies	86	131
Total	113	169

The following amount represent other receivable included in current assets as well as investment in a related private company.

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2020	December 31, 2019
Due from related party	-	95
Investment in related party	163	24

Schedule of Key Management Compensation

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2020	September 30, 2019
Geological consulting fees – expensed	5	86
Management fees – expensed	360	567
Salaries - expensed	128	142
Share-based payments	671	-
Total	1,164	795